Property and Equipment (Schedule of Property and Equipment) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012 Year	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 101,839	$ 91,187	$ 64,135
Less accumulated depreciation and amortization	(44,952)	(36,571)	(26,936)
Total property and equipment, net	56,887	54,616	37,199
Estimated Useful Life, Minimum (in Years)	2
Estimated Useful Life, Maximum (in Years)	10
Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	58,787	55,581	37,890
Less accumulated depreciation and amortization	(1,500)	(1,600)	(900)
Estimated Useful Life, Minimum (in Years)	2
Estimated Useful Life, Maximum (in Years)	7
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	27,038	23,217	18,993
Estimated Useful Life (in Years)	5
Estimated Useful Life (in Years)	[1]
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	11,526	10,881	5,709
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 4,488	$ 1,508	$ 1,543

[1]	Shorter of lease term or estimated useful life